Note 9 - Capitalized Software Development - Capitalized Software Development Costs (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Software development cost	$ 4,532,753	$ 4,066,427	$ 3,259,719
Less: accumulated amortization	(3,105,276)	(2,610,991)	(1,976,861)
Less: Impairment of software development cost	(576,621)	(576,621)	(256,310)
Software development cost, net	$ 850,856	$ 878,815	$ 1,026,548